Segment Information - Schedule of Revenues by Geographic Area (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total	$ 232.3	$ 267.7	$ 479.3	$ 484.3
West Africa
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total	75.1	71.6	142.5	140.1
The Americas
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total	49.6	54.4	96.5	90.5
Middle East and North Africa
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total	45.0	51.7	98.9	72.1
Southeast Asia
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total	43.4	79.7	104.6	151.6
Europe
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total	$ 19.2	$ 10.3	$ 36.8	$ 30.0